Certain transactions	3 Months Ended
Mar. 31, 2020
Certain transactions
Certain transactions.

Note 3:—Certain transactions

a.    And Co. acquisition:

In January 2018, the Company acquired all of the outstanding shares of And Co. Ventures Inc. (“And Co.”), a company that offers a platform for online back office service to assist freelancers with invoicing, contracts, proposals, expense tracking, time tracking and task management. The total consideration of the purchase was $3,250 in cash, out of which $500 was placed in escrow, and an additional amount of $1,640 in issuance of A3 protected ordinary shares. In March 2019 the Company issued 9,606 A3 protected ordinary shares for an aggregate amount of $215 to the founders of And Co. at a share price of $22.41, paid from the amount placed in escrow according to the acquisition agreement.

The results of operations of And Co. were consolidated in the Company’s financial statements commencing the date of acquisition. The agreement stipulated additional compensation in the amount of $566, subject to the continuing employment to the founders of And Co. and $1,125 signing bonus to certain employees, out of which the Company recorded $93 (unaudited), $211 and $1,500 under operating expenses for the three months ended March 31, 2019 and the years ended December 31, 2019 and 2018 respectively.

The table below summarizes the fair value of the acquired assets and assumed liabilities and the resulting goodwill as of the acquisition date:

Cash	$574
Deposit(1)	20
Other(1)	9
Developed technology(2)	1,320
Customer relationships(3)	1,060
Trade name(4)	610
Goodwill(5)	1,381
Total acquired assets	4,974
Accrued expenses and other(1)	84
Total assumed liabilities	84
Net assets acquired	$4,890
(1)	As of the acquisition date fair value approximated the book value.
(2)	The estimated amortization period of developed technology is five years.
(3)	The estimated amortization period of customer relationships is three years.
(4)	The estimated amortization period of trade name is ten years.
(5)

Goodwill is largely attributable to expected synergies following the acquisition, as well as future economic benefits arising from other assets acquired that could not be separately recognized at this time. Goodwill is not deductible for tax purposes.

The Company incurred approximately $64 in acquisition expenses which were recorded under general and administrative expenses in the year ended December 31, 2018.

Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of operations.

b.   ClearVoice acquisition:

In February 2019, the Company acquired all of the outstanding shares of ClearVoice, Inc. ("ClearVoice"), a subscription-based content marketing platform for a cash amount of $11,786 out of which $3,500 was placed in escrow to be released within one to two years under certain conditions.

The results of operations of ClearVoice were consolidated in the Company’s financial statements commencing the date of acquisition. The cash paid included $1,450 retention bonus subject to the continuing employment of the founders of ClearVoice, recorded under other receivables, out of which the Company recorded $121 (unaudited), $242 (unaudited) and $1,329 under operating expenses for the three months ended March 31, 2020 and 2019 and for the year ended December 31, 2019.

The agreement stipulated additional contingent payments to shareholders of ClearVoice in an aggregate amount of up to $8,000 subject to certain milestones to be paid over a three-year period. The fair-value of the contingent consideration as of the acquisition date was $4,240 and measured based on the estimated future cash outflows, utilizing the Monte Carlo simulation. As of March 31, 2020, $5,096 (unaudited) and $974 (unaudited) was recorded under other account payables and accrued expenses and long-term loan and other non-current liabilities, respectively. As of December 31, 2019, $3,888 and $2,439 was recorded under other account payables and accrued expenses and long-term loan and other non-current liabilities, respectively. An amount of $4,000 reflecting the achievement of the first milestone was paid to the former shareholders of ClearVoice during April 2020.

The following table summarizes the fair value of the consideration transferred to ClearVoice shareholders:

Cash paid	$11,786
Fair-value of contingent consideration	4,240
Retention bonus	(1,450)
Total fair value of consideration transferred	$14,576

The table below summarizes the fair value of the acquired assets and assumed liabilities and the resulting goodwill as of the acquisition date:

Cash	$369
Accounts receivables and other receivables(1)	523
Developed technology(2)	2,600
Customer relationships(3)	1,600
Trade name(4)	560
Goodwill(5)	9,859
Total acquired assets	15,511
Trade payable(1)	91
Accrued expenses and other payables(1)	844
Total assumed liabilities	935
Net assets acquired	$14,576
(1)	As of the acquisition date fair value approximated the book value.
(2)	The estimated amortization period of developed technology is five years.
(3)	The estimated amortization period of customer relationships is three years.
(4)	The estimated amortization period of trade name is five years.
(5)

Goodwill is largely attributable to expected synergies following the acquisition, as well as future economic benefits arising from other assets acquired that could not be separately recognized at this time. Goodwill is not deductible for tax purposes.

The Company incurred approximately $183 in acquisition expenses which were recorded under general and administrative expenses for the three months ended March 31, 2019 (unaudited) and the year ended December 31, 2019.

Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of operations.

c.	Other transactions:

In April 2014, the Company entered into a $5,000 credit line agreement, which expired at the end of 2014. According to which, the Company granted 6,401 warrants to purchase A1 protected ordinary shares at an exercise price of $4.88 per share.

The warrants were exchanged into warrants to purchase ordinary shares upon the adoption of the Company’s amended and restated articles of association immediately prior to the closing of an IPO. In the third quarter of 2019 the warrants were exercised into 5,166 ordinary shares in a cashless mechanism.

In April 2018, the Company was provided with a credit facility, according to which a total amount of $30,000 was available for future utilization. The credit facility expired on June 30, 2019. The Company did not borrow any amounts under the credit facility.